Expense Example - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Growth Opportunities ETF - Fidelity Growth Opportunities ETF
Feb. 26, 2024 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480